Condensed Consolidated Statements of Comprehensive Loss (unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Statement Of Income And Comprehensive Income [Abstract]
Net (loss) income	$ (1,339)	$ 303	$ (3,239)	$ 547
Other comprehensive loss:
Net unrealized gains (losses) on investments, net of tax	9		(57)
Change in foreign currency translation adjustment	(596)	(1,887)	(364)	(5,350)
Reclassification of cumulative translation adjustment to net loss upon liquidation of subsidiaries, net of tax			188
Comprehensive loss	$ (1,926)	$ (1,584)	$ (3,472)	$ (4,803)